Transactions with Related Parties, Central Shipping Inc (Details)			6 Months Ended
	Mar. 31, 2026 Agreement	May 28, 2020 Agreement	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)		Mar. 18, 2026 Agreement	Dec. 31, 2025 USD ($)
Minimum [Member]
Transactions with Related Parties [Abstract]
CPI			2.00%
Maximum [Member]
Transactions with Related Parties [Abstract]
CPI			5.00%
CSI [Member]
Transactions with Related Parties [Abstract]
Newbuilding monitoring fee			$ 432,000
Related Party [Member] | CSI [Member]
Transactions with Related Parties [Abstract]
Number of management agreements entered into | Agreement	2	2
Notice period to terminate agreement			18 months
Number of months of fees payable used to determine termination fee			12 months
Daily management fee per vessel			$ 670
Commencement period of daily management prior to scheduled delivery of vessel			3 months
Daily fee for superintendent visits			$ 609
Chartering commission percentage			1.25%
Commission percentage on all gross vessel sale proceeds or the purchase price paid for vessels			1.00%
Newbuilding vessels monitoring fee percentage			1.00%
Percentage of Newbuilding vessels monitoring fee paid on purchase of newbuilding construction contract			25.00%
Percentage of Newbuilding vessels monitoring fee paid on steel cutting of newbuilding vessel			25.00%
Percentage of Newbuilding vessels monitoring fee paid on launching of newbuilding vessel			25.00%
Percentage of Newbuilding vessels monitoring fee paid on delivery of newbuilding vessel			25.00%
Financing fee percentage			0.20%
Supervision services fee percentage			7.00%
Initial term of agreement			5 years
Increase in fees payable if CPI is less than 2%			2.00%
Increase in fees payable if CPI is more than 5%			5.00%
Due to related parties			$ 53,000				$ 160,000
Transactions with Related Parties [Abstract]
Fees and expenses			761,000	$ 437,000
Related Party [Member] | CSI [Member] | Current and Non-Current Portions of Long-term Debt [Member]
Transactions with Related Parties [Abstract]
Financing fees			77,000	0
Related Party [Member] | CSI [Member] | Capitalized in Advances for Vessels Under Construction [Member]
Transactions with Related Parties [Abstract]
Newbuilding monitoring fee			113,000	0
Related Party [Member] | CSI [Member] | Management Fees - Related Party [Member]
Transactions with Related Parties [Abstract]
Management fees			243,000	243,000
Accounting and reporting cost			180,000	45,000	[1]
Related Party [Member] | CSI [Member] | Vessel Operating Expenses [Member]
Transactions with Related Parties [Abstract]
Superintendent fees			19,000	0
Related Party [Member] | CSI [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Commission on charter hire agreements			$ 129,000	$ 149,000
Related Party [Member] | CSI [Member] | M/T Eco West Coast [Member]
Transactions with Related Parties [Abstract]
Number of management agreements | Agreement		1
Related Party [Member] | CSI [Member] | M/T Eco Malibu [Member]
Transactions with Related Parties [Abstract]
Number of management agreements | Agreement		1
Related Party [Member] | CSI [Member] | Hull No. 25110062 [Member]
Transactions with Related Parties [Abstract]
Number of management agreements | Agreement						1
Related Party [Member] | CSI [Member] | Hull No 158 [Member]
Transactions with Related Parties [Abstract]
Number of management agreements | Agreement	1

[1]	Accounting and reporting cost for the six month period ended June 30, 2025, represents an allocation of the expenses incurred by the Former Parent based on the number of calendar days of the Company’s vessels to total calendar days of the Former Parent’s fleet.